CONCENTRATIONS OF RISK	12 Months Ended
Dec. 31, 2022
Risks and Uncertainties [Abstract]
CONCENTRATIONS OF RISK

11. CONCENTRATIONS OF RISK

The Company is exposed to the following concentration of risk:

(a) Major customers

For the year/period ended December 31, 2022 and December 31, 2021, the customers who accounted for total Company’s revenues and its accounts receivable balance at year/period-end are presented as follows:

	As of December 31, 2022		As of December 31, 2021
	USD	%	USD	%
Tapaszto Optic	-	-%	1,049	13%
Infar International	-	-%	6,833	84%
Cross Optical	-	-%	255	3%
Simson Trading Sdn. Bhd.	3,239	-%	-	-%

Total	3,239	100%	8,137	100%

(b) Credit risk

Financial instruments that are potentially subject to credit risk consist principally of accounts receivable. The Company believes the concentration of credit risk in its trade receivables is substantially mitigated by its ongoing credit evaluation process and relatively short collection terms. The Company does not generally require collateral from customers. The Company evaluates the need for an allowance for doubtful accounts based upon factors surrounding the credit risk of specific customers, historical trends and other information.

(c) Exchange rate risk

The Company cannot guarantee that the current exchange rate will remain stable, therefore there is a possibility that the Company could post the same amount of income for two comparable periods and because of the fluctuating exchange rate actually post higher or lower income depending on exchange rate of MYR converted to US$ on that date. The exchange rate could fluctuate depending on changes in political and economic environments without notice.